Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of the Parent Company
Condensed Financial Information of the Parent Company

24. Condensed Financial Information of the Parent Company

Balance Sheets

	December 31,	December 31,
	2014	2013
ASSETS

Current assets
Cash and cash equivalents	$997	$1,400
Prepaid expenses and other receivables	9	123
Amount due from subsidiaries	69,824	68,520
Dividend receivables	21,280	21,280

Total current assets	92,110	91,323

Investment in subsidiaries	38,616	40,044

Total assets	$130,726	$131,367

LIABILITIES AND EQUITY

Current liabilities
Accrued expenses and other payables	$584	$920
Amount due to subsidiaries	3,578	1,763

Total current liabilities	4,162	2,683

Total liabilities	4,162	2,683

EQUITY
Preferred stock	—	—
Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: nil
Common stock	56	56
Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 55,809,661 (2013—55,570,361)
Additional paid-in capital	108,243	107,393
Accumulated other comprehensive income	12,022	14,141
Accumulated deficit	6,243	7,094

Total shareholders’ equity	126,564	128,684

Total liabilities and equity	$130,726	$131,367

Statements of Comprehensive Income (Loss)

	For the year ended December 31
	2014	2013	2012
Operation expenses

General and administrative expenses	$2,466	$2,710	$3,170

Total operating expenses	2,466	2,710	3,170

Loss from operations	(2,466)	(2,710)	(3,170)

Interest income	759	755	879

Equity income (losses) of subsidiaries, net of tax	856	9,397	(12,562)

Net income (loss)	(851)	7,442	(14,853)

Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments	(2,119)	2,370	1,793

Total comprehensive income (loss)	$(2,970)	$9,812	$(13,060)

Statements of Cash Flows

	For the year ended December 31
	2014	2013	2012
Cash flows provided by (used in) operating activities
Net income (loss)	$(851)	$7,442	$(14,853)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
- Stock-based compensation	287	281	347
- Equity in earnings (loss) of subsidiaries	(856)	(9,397)	12,562
Changes in:
- Amount due from subsidiaries	(1,304)	2,505	(1,283)
- Prepaid expenses and other receivables	114	59	25
- Dividend receivables	—	1,043	(13,782)
- Amount due to subsidiaries	1,815	1,130	(1,792)
- Accrued expenses and other payables	(336)	(776)	269

Net cash provided by (used in) operating activities	(1,131)	2,287	(18,507)

Cash flows provided by financing activities
- Proceeds from issuance of common stock, net of share issuance costs	512	848	508
- Proceeds from shares subscribed	51	18	8

Net cash provided by financing activities	563	866	516

Cash flows provided by (used in) investing activities
-Investment in subsidiaries	165	(4,042)	16,588

Net cash provided by (used in) investing activities	165	(4,042)	16,588

Decrease in cash and cash equivalents	(403)	(889)	(1,403)

Cash and cash equivalents, beginning of year	1,400	2,289	3,692

Cash and cash equivalents, end of year	$997	$1,400	$2,289

(a) Basis of presentation

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries.

The Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the balance sheets as “Investment in subsidiaries” and share of their income (loss) as “Equity income (losses) of subsidiaries” in the statements of comprehensive income (loss).

Each of the Company’s PRC subsidiaries has restrictions on its ability to pay dividends to the Company under PRC laws and regulations (Note 18). The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented, except for those disclosed in the consolidated financial statements (notes 15 and 22).